Additional Notes - Summary of Exposure to Foreign Currency Risk (Details) $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents	€ 402,350,904		€ 123,248,256		€ 109,794,680	€ 44,314,050
Other Financial Assets	504,822,678		853,686,102
Accounts Receivable	91,231,000		75,911,000
Accounts payable and accruals current	(157,270,380)		(188,077,185)
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	1,500,474,000		1,256,176,000
US [member] | Gross carrying amount [member] | Currency risk [member]
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents | $		$ 15,986		$ 106,188
Other Financial Assets | $		0		96,192
Accounts Receivable | $		77,045		42,754
Financial Assets from Collaborations | $		0		16,730
Restricted Cash (included in Other Assets, Net of Current Portion) | $		0		3,397
Accounts payable and accruals current | $		(97,946)		107,691
Financial Liabilities from Collaboration | $		(220,339)		(514,362)
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term | $		0		(186,751)
Foreign currency risk exposure, net | $		$ (225,254)		$ (543,543)
Other Currency [member] | Gross carrying amount [member] | Currency risk [member]
Foreign Currency Risk [Line Items]
Cash and Cash Equivalents	0		0
Other Financial Assets	0		0
Accounts Receivable	0		0
Financial Assets from Collaborations	0		0
Restricted Cash (included in Other Assets, Net of Current Portion)	0		0
Accounts payable and accruals current	(56,000)		339,000
Financial Liabilities from Collaboration	0		0
Financial Liabilities from Future Payments to Royalty Pharma, long and short-term	0		0
Foreign currency risk exposure, net	€ (56,000)		€ (339,000)